STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income Statement [Abstract]
Sales			$ 142,500
Cost of Goods Sold
Gross Profit			142,500
Selling, general and administrative expenses	1,141,494	1,139,328	2,629,791	2,255,909
Research & development	333,484	192,179	723,917	538,527
Total Operating Expenses	1,474,978	1,331,507	3,353,708	2,794,436
Loss before Depreciation and Amortization	(1,474,978)	(1,331,507)	(3,211,208)	(2,794,436)
Depreciation & amortization expense	3,202	15,251	8,102	42,235
Loss from Operatings before Other Income/(Expense)	(1,478,180)	(1,346,758)	(3,219,310)	(2,836,671)
OTHER INCOME/(EXPENSE)
Interest income			1	6
Dividend income		1		32
Gain/(Loss) on derivative	462,643		462,643
Amortization of debt discount	(444,247)		(444,247)
Penalties			(2,384)
Interest expense	(13,038)		(13,575)
Total Other Income/(Expenses)	5,358	1	2,438	38
LOSS BEFORE PROVISION FOR TAXES	(1,472,822)	(1,346,757)	(3,216,872)	(2,836,633)
Income taxes
NET LOSS	$ (1,472,822)	$ (1,346,757)	$ (3,216,872)	$ (2,836,633)
BASIC AND DILUTED LOSS PER SHARE	$ (0.22)	$ (0.24)	$ (0.49)	$ (0.52)
Basic and Diluted	6,794,747	5,629,903	6,583,507	5,450,185